Note 7 - Loans Receivable, Net and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Financing Receivables [Text Block]

Note 7 - Loans Receivable, Net and Allowance for Loan Losses

           The composition of net loans receivable is as follows (in thousands):

	December 31, 2021	December 31, 2020
Real estate loans:
One-to-four family residential:
Owner occupied	$9,779	$7,528
Non-owner occupied	38,752	38,884
Total one-to-four family residential	48,531	46,412
Multi-family (five or more) residential	29,344	24,043
Commercial real estate	183,822	131,820
Construction	15,843	4,775
Home equity	4,706	3,788
Total real estate loans	282,246	210,838

Commercial business	129,608	154,387
Other consumer	12	17
Total Loans	411,866	365,242

Deferred loan fees and costs	(2,638)	(3,059)
Allowance for loan losses	(5,262)	(3,061)
Net Loans	$403,966	$359,122

            The following tables present the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company’s internal risk rating system as of December 31, 2021 and 2020 (in thousands):

	December 31, 2021
	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family residential owner occupied	$9,365	$414	$--	$--	$9,779
One-to-four family residential non-owner occupied	38,743	--	9	--	38,752
Multi-family residential	27,621	1,723	--	--	29,344
Commercial real estate	181,914	--	1,908	--	183,822
Construction	15,843	--	--	--	15,843
Home equity	4,706	--	--	--	4,706
Commercial business	125,725	--	3,883	--	129,608
Other consumer	12	--	--	--	12
Total	$403,929	$2,137	$5,800	$--	$411,866

	December 31, 2020
	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family residential owner occupied	$6,942	$415	$171	$--	$7,528
One-to-four family residential non-owner occupied	38,567	--	317	--	38,884
Multi-family residential	24,043	--	--	--	24,043
Commercial real estate	129,236	2,292	292	--	131,820
Construction	4,775	--	--	--	4,775
Home equity	3,788	--	--	--	3,788
Commercial business	154,387	--	--	--	154,387
Other consumer	17	--	--	--	17
Total	$361,755	$2,707	$780	$--	$365,242

            The following table presents impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary as of December 31, 2021 as well as the average recorded investment and related interest income for the year then ended (in thousands):

	December 31, 2021
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$-	$-	$--	$66	$--
One-to-four family residential non-owner occupied	9	9	--	9	--
Multi-family residential	--	--	--	--	--
Commercial real estate	131	131	--	131	12
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	18	--
Other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	--	--	--	--	--
Multi-family residential	--	--	--	--	--
Commercial real estate	--	--	--	--	--
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$-	-	$--	$66	$--
One-to-four family residential non-owner occupied	9	9	--	9	--
Multi-family residential	--	--	--	--	--
Commercial real estate	131	131	--	131	12
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	18	--
Other consumer	--	--	--	--	--
Total	$140	$140	$--	$224	$12

The following table presents impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary as of December 31, 2020 as well as the average recorded investment and related interest income for the year then ended (in thousands):

December 31, 2020
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$171	$178	$--	$171	$1
One-to-four family residential non-owner occupied	19	19	--	19	3
Multi-family residential	--	--	--	--	--
Commercial real estate	131	131	--	131	1
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	--	--	--	--	--
Multi-family residential	--	--	--	--	--
Commercial real estate	--	--	--	--	--
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$171	178	$--	$171	$1
One-to-four family residential non-owner occupied	19	19	--	19	3
Multi-family residential	--	--	--	--	--
Commercial real estate	131	131	--	131	1
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$321	$328	$--	$321	$5

The loan portfolio also includes certain loans that have been modified in a troubled debt restructuring, where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from loss mitigation activities and could include reductions in the interest rate, payment extensions, forbearance, or other actions.  At December 31, 2021, the Company had two loans totaling $140,000 that were identified as troubled debt restructurings.  One of these loans was performing in accordance with its modified terms and one was on non-accrual as of December 31, 2021.  During the year ended December 31, 2021, no new loans were identified as TDRs.  At December 31, 2020, the Company had two loans totaling $150,000 that were identified as troubled debt restructurings.  One of these loans was performing in accordance with its modified terms and one was on non-accrual os of December 31, 2020.  If a TDR is placed on non-accrual it is not reverted back to accruing status until the borrower makes timely payments as contracted for at least six months and future collection under the revised terms is probable.

            The following tables present the Company’s TDR loans as of December 31, 2021 and 2020 (dollar amounts in thousands):

December 31, 2021
	Number of Contracts	Recorded Investment	Non- Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	1	9	9	--	--
Multi-family residential	--	--	--	--	--
Commercial real estate	1	131	--	131	--
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	2	$140	$9	$131	$--

December 31, 2020
	Number of Contracts	Recorded Investment	Non- Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	1	19	19	--	--
Multi-family residential	--	--	--	--	--
Commercial real estate	1	131	--	131	--
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	2	$150	$19	$131	$--

            The contractual aging of the TDRs in the tables above as of December 31, 2021 and 2020 is as follows (in thousands):

December 31, 2021
	Current	Past Due 30-89 Days	Greater than 90 Days and Accruing	Non- Accrual	Total
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	--	--	--	9	9
Multi-family residential	--	--	--	--	--
Commercial real estate	131	--	--	--	131
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$131	$--	$--	$9	$140

December 31, 2020
	Current	Past Due 30-89 Days	Greater than 90 Days and Accruing	Non- Accrual	Total
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	--	--	--	19	19
Multi-family residential	--	--	--	--	--
Commercial real estate	131	--	--	--	131
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$131	$--	$--	$19	$150

Any reserve for an impaired TDR loan is based upon the present value of the future expected cash flows discounted at the loan’s original effective rate or upon the fair value of the collateral less costs to sell, if the loan is deemed collateral dependent. At December 31, 2021 there were no commitments to lend additional funds to debtors whose loan terms have been modified as TDRs.

The general practice of the Bank is to work with borrowers so that they are able to pay back their loan in full. If a borrower continues to be delinquent or cannot meet the terms of a TDR modification and the loan is determined to be uncollectible, the loan will be charged off.

Following is a summary, by loan portfolio class, of changes in the allowance for loan losses for the year ended December 31, 2021 and recorded investment in loans receivable based on impairment evaluation as of December 31, 2021 (in thousands):

	December 31, 2021
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non- Owner Occupied	Multi- Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$88	$362	$229	$1,287	$62	$20	$763	$250	$3,061
Charge-offs	--	--	--	--	--	--	(17)	--	(17)
Recoveries	--	--	--	--	--	--	17	--	17
Provision	(15)	(70)	20	1,188	57	9	862	150	2,201
Ending balance	$73	$292	$249	$2,475	$119	$29	$1,625	$400	$5,262
Ending balance evaluated
for impairment:
Individually	$--	$--	$--	$--	$--	$--	$--	$--	$-
Collectively	$73	$292	$249	$2,475	$119	$29	1,625	$400	$5,262
Loans receivable:
Ending balance	$9,779	$38,752	$29,344	$183,822	$15,843	$4,706	$129,620		$411,866
Ending balance evaluated
for impairment:
Individually	$-	$9	$--	$131	$--	$--	$--		$140
Collectively	$9,779	$38,743	$29,344	$183,691	$15,843	$4,706	$129,620		$411,726

The Bank allocated increased allowance for loan loss provisions to the commercial real estate loan portfolio class for the year ended December 31, 2021, due primarily to changes in volume and qualitative factors in this portfolio class.  The Bank allocated increased allowance for loan loss provisions to the commercial business loan portfolio class for the year ended December 31, 2021, due primarily to changes in qualitative factors in this portfolio class.  The Bank allocated increased allowance for loan loss provisions to the multi-family loan portfolio class for the year ended December 31, 2021, due primarily to changes in qualitative factors in this portfolio class.  The Bank allocated increased allowance for loan loss provisions to the construction loan portfolio class for the year ended December 31, 2021, due primarily to changes in quantitative and qualitative factors in this portfolio class. In general, the primary driver of the increase in qualitative factors was the economic trends factor associated with the COVID-19 pandemic.  In this regard, the Bank increased the unallocated component of the allowance for the year ended December 31, 2021 to cover uncertainties that could affect management’s estimate of probable losses primarily associated with the COVID-19 pandemic.

Following is a summary, by loan portfolio class, of changes in the allowance for loan losses for the year ended December 31, 2020 and recorded investment in loans receivable based on impairment evaluation as of December 31, 2020 (in thousands):

	December 31, 2020
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi- Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$52	$351	$145	$854	$250	$19	$500	$60	$2,231
Charge-offs	--	--	--	--	--	--	--	--	--
Recoveries	--	--	--	--	--	--	--	--	--
Provision	36	11	84	433	(188)	1	263	190	830
Ending balance	$88	$362	$229	$1,287	$62	$20	$763	$250	$3,061
Ending balance evaluated
for impairment:
Individually	$--	$--	$--	$--	$--	$--	$--	$--	$-
Collectively	$88	$362	$229	$1,287	$62	$20	763	$250	$3,061
Loans receivable:
Ending balance	$7,528	$38,884	$24,043	$131,820	$4,775	$3,788	$154,404		$365,242
Ending balance evaluated
for impairment:
Individually	$171	$19	$--	$131	$--	$--	$--		$321
Collectively	$7,357	$38,865	$24,043	$131,689	$4,775	$3,788	$154,404		$364,921

The Bank allocated increased allowance for loan loss provisions to the commercial real estate loan portfolio class for the year ended December 31, 2020, due primarily to changes in quantitative and qualitative factors in this portfolio class.  The Bank allocated increased allowance for loan loss provisions to the commercial business loan portfolio class for the year ended December 31, 2020, due primarily to changes in qualitative and quantitative factors in this portfolio class.  The Bank allocated increased allowance for loan loss provisions to the multi-family loan portfolio class for the year ended December 31, 2020, due primarily to changes in qualitative factors in this portfolio class.  The Bank allocated decreased allowance for loan loss provisions to the construction loan portfolio class for the year ended December 31, 2020, due primarily to changes in quantitative and qualitative factors in this portfolio class. In general, the primary driver of the increase in qualitative factors was the economic trends factor associated with the COVID-19 pandemic.  In this regard, the Bank increased the unallocated component of the allowance for the year ended December 31, 2020 to cover uncertainties that could affect management’s estimate of probable losses primarily associated with the COVID-19 pandemic.

The following table presents non-accrual loans by classes of the loan portfolio as of December 31, 2021 and 2020 (in thousands):

	December 31, 2021	December 31, 2020
One-to-four family residential owner occupied	$-	$171
One-to-four family residential non-owner occupied	9	19
Multi-family residential	--	--
Commercial real estate	--	--
Construction	--	--
Home equity	--	--
Commercial business	--	--
Other consumer	--	--
Total	$9	$190

Non-performing loans, which consist of non-accruing loans plus accruing loans 90 days or more past due, amounted to $9,000 and $643,000 at December 31, 2021 and 2020, respectively.  For the delinquent loans in our portfolio, we have considered our ability to collect the past due interest, as well as the principal balance of the loan, in order to determine whether specific loans should be placed on non-accrual status. In cases where our evaluations have determined that the principal and interest balances are collectible, we have continued to accrue interest.

For the years ended December 31, 2021 and 2020 there was no interest income recognized on non-accrual loans on a cash basis. Interest income foregone on non-accrual loans was approximately $1,000 for both the years ended December 31, 2021 and 2020.

The performance and credit quality of the loan portfolio are also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The following tables present the classes of the loan portfolio summarized by the past due status as of December 31, 2021 and 2020 (in thousands):

	December 31, 2021
	30-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable	Loans Receivable 90 Days or More Past Due and Accruing

One-to-four family residential owner occupied	$809	$-	$809	$8,970	$9,779	$--
One-to-four family residential non-owner occupied	285	9	294	38,458	38,752	--
Multi-family residential	--	--	--	29,344	29,344	--
Commercial real estate	--	--	--	183,822	183,822	--
Construction	--	--	--	15,843	15,843	--
Home equity	--	--	--	4,706	4,706	--
Commercial business	367	--	367	129,241	129,608	--
Other consumer	--	--	--	12	12	--
Total	$1,461	$9	$1,470	$410,396	$411,866	$--

	December 31, 2020
	30-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable	Loans Receivable 90 Days or More Past Due and Accruing

One-to-four family residential owner occupied	$822	$171	$993	$6,535	$7,528	$--
One-to-four family residential non-owner occupied	189	66	255	38,629	38,884	66
Multi-family residential	1,947	--	1,947	22,096	24,043	--
Commercial real estate	569	387	956	130,864	131,820	387
Construction	1,783	--	1,783	2,992	4,775	--
Home equity	--	--	--	3,788	3,788	--
Commercial business	574	--	574	153,813	154,387	--
Other consumer	--	--	--	17	17	--
Total	$5,884	$624	$6,508	$358,734	$365,242	$453